UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® California AMT Tax-Free
Money Market Fund

California AMT Tax-Free Money Market
Institutional Class
Service Class

November 30, 2009

1.810689.105

SCM-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 103.0%
	Principal Amount (000s)	Value (000s)
California - 97.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(On Lok Sr. Health Svcs. Proj.) Series 2008, 0.18%, LOC Wells Fargo Bank NA, VRDN (b)	$ 1,800	$ 1,800
(Sharp HealthCare Proj.) Series 2009 A, 0.22%, LOC Bank of America NA, VRDN (b)	13,540	13,540
Affordable Hsg. Agcy. Multi-family Hsg. Rev. (Westridge at Hilltop Apts.) Series 2003 A, 0.21%, LOC Fannie Mae, VRDN (b)	6,870	6,870
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series Putters 3293, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Series Putters 3434, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,675	11,675
California Cmnty. College Fing. Auth. Cmnty. College League TRAN 1.75% 12/1/09 (g)	7,400	7,400
California Cmnty. College Fing. Auth. Rev. TRAN:
Series 2009 A, 2% 6/30/10	12,760	12,837
Series 2009 D, 2.25% 6/30/10	4,200	4,224
California Cmntys. Note Prog. TRAN Series 2009 A3, 2% 6/30/10	6,300	6,357
California Dept. of Wtr. Resources Central Valley Proj. Rev. Bonds Series AF, 2% 12/1/09	15,490	15,490
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series 2002 A, 5.25% 5/1/10	4,100	4,179
Series 2002 C1, 0.25%, LOC Dexia Cr. Local de France, VRDN (b)	11,440	11,440
Series 2002 C10, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (b)	22,315	22,315
Series 2002 C12, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (b)	21,500	21,500
Series 2002 C4, 0.23%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (b)	105,800	105,798
Series 2005 F2, 0.2%, LOC JPMorgan Chase Bank, LOC Societe Generale, VRDN (b)	5,700	5,700
Series 2005 G1, 0.2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	960	960
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series MS 3071, 0.25% (Liquidity Facility Morgan Stanley) (b)(f)	5,155	5,155
California Econ. Dev. Fing. Auth. Rev. (KQED, Inc. Proj.) Series 1996, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	1,025	1,025
California Ed. Notes Prog. TRAN Series 2009 A, 2% 7/30/10	15,200	15,345
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.:
Bonds (Stanford Univ. Proj.) Series S4, 0.4% tender 2/16/10, CP mode	$ 4,800	$ 4,800
Participating VRDN:
Series BBT 2014, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	4,485	4,485
Series DB 373, 0.24% (Liquidity Facility Deutsche Bank AG) (b)(f)	4,937	4,937
Series Putters 3507, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,225	10,225
Series Putters 3508, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,225	10,225
Series Putters 3526, 0.22% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,100	13,100
Series ROC II R 11790PB, 0.27% (Liquidity Facility Deutsche Postbank AG) (b)(f)	6,100	6,100
Series SGB 45, 0.22% (Liquidity Facility Societe Generale) (b)(f)	5,000	5,000
Participating VRDN Series Floaters 08 38C, 0.21% (Liquidity Facility Wells Fargo & Co.) (b)(f)	34,220	34,220
California Gen. Oblig.:
Bonds 5.75% 3/1/19 (Pre-Refunded to 3/1/10 @ 101) (e)	5,700	5,832
Participating VRDN Series Solar 06 11, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	22,735	22,735
Series 2003 B2, 0.23%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (b)	19,100	19,100
Series 2003 B3, 0.22%, LOC BNP Paribas New York Branch, LOC California Pub. Employees' Retirement Sys., VRDN (b)	45,000	45,000
Series 2003 B4:
0.23%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (b)	33,100	33,100
0.23%, LOC BNP Paribas New York Branch, LOC California Pub. Employees' Retirement Sys., VRDN (b)	16,550	16,550
Series 2003 C2, 0.22%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	19,450	19,450
Series 2004 A1, 0.23%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	25,000	25,000
Series 2004 A7, 0.23%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	6,590	6,590
Series 2004 B4, 0.25%, LOC Citibank NA, VRDN (b)	5,500	5,500
Series 2005 A1, 0.23%, LOC Fortis Banque SA, VRDN (b)	18,895	18,895
Series 2005 A2, 0.22%, LOC Calyon SA, VRDN (b)	17,465	17,465
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2005 B1, 0.22%, LOC Bank of America NA, VRDN (b)	$ 30,625	$ 30,625
Series 2005 B2, 0.25%, LOC Societe Generale, VRDN (b)	44,555	44,555
Series 2005 B6, 0.26%, LOC KBC Bank NV, VRDN (b)	7,000	7,000
0.3% 12/2/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	10,900	10,900
0.32% 12/1/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	6,445	6,445
0.33% 12/1/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	10,700	10,700
0.33% 12/2/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	1,215	1,215
0.35% 12/7/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	14,700	14,700
California Health Facilities Fing. Auth. Rev.:
Bonds (Cedars-Sinai Med. Ctr. Proj.) Series 2009, 3% 8/15/10	6,100	6,186
(Catholic Healthcare West Proj.) Series 2005 I, 0.32%, LOC Bank of America NA, VRDN (b)	3,900	3,900
(Children's Hosp. of Orange County Proj.):
Series 2009 B, 0.21%, LOC U.S. Bank NA, Minnesota, VRDN (b)	14,200	14,200
Series 2009 C, 0.21%, LOC U.S. Bank NA, Minnesota, VRDN (b)	21,300	21,300
Series 2009 D, 0.21%, LOC U.S. Bank NA, Minnesota, VRDN (b)	11,200	11,200
(Scripps Health Proj.) Series 2008 E, 0.23%, LOC Bank of America NA, VRDN (b)	1,325	1,325
(Stanford Hosp. and Clinics Proj.) Series 2008 A2, 0.21%, LOC Bank of America NA, VRDN (b)	45,100	45,100
California Infrastructure & Econ. Dev. Bank Rev.:
Bonds (J. Paul Getty Trust Co. Proj.) Series 2003 B, 0.7% tender 12/3/09, CP mode	3,000	3,000
(California Academy of Sciences Proj.) Series 2008 A, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,500	3,500
(Orange County Performing Arts Ctr. Proj.) Series 2008 A, 0.23%, LOC Bank of America NA, VRDN (b)	9,300	9,300
(Pacific Gas and Elec. Co. Proj.):
Series 2009 A, 0.21%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)	8,355	8,355
Series 2009 B, 0.21%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)	14,810	14,810
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Pacific Gas and Elec. Co. Proj.):
Series 2009 C, 0.23%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)	$ 39,800	$ 39,800
(The American Nat'l. Red Cross Proj.) Series 2008, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,500	6,500
California Muni. Fin. Auth. Rev.:
(La Sierra Univ. Proj.):
Series 2008 A, 0.18%, LOC Wells Fargo Bank NA, VRDN (b)	3,000	3,000
Series 2008 B, 0.18%, LOC Wells Fargo Bank NA, VRDN (b)	900	900
(Turning Point School Proj.) Series 2009, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,570	4,570
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 C, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	2,500	2,500
California State Univ. Rev. Series 2001 A, 0.25% 12/3/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,000	8,000
California Statewide Cmntys. Dev. Auth. Rev.:
(American Baptist Homes of the West Proj.) Series 2006, 0.28%, LOC Bank of America NA, VRDN (b)	15,705	15,705
(Childrens Hosp. Los Angeles Proj.) Series 2008 C, 0.2%, LOC Bank of America NA, VRDN (b)	6,300	6,300
(Los Angeles County Museum of Art Proj.) Series 2008 B, 0.22%, LOC Wells Fargo Bank NA, VRDN (b)	16,500	16,500
(Motion Picture & Television Fund Proj.) Series 2001 A, 0.25%, LOC BNP Paribas SA, VRDN (b)	7,700	7,700
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.25%, LOC Dexia Cr. Local de France, VRDN (b)	2,875	2,875
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2006 A, 0.3%, VRDN (b)	47,220	47,220
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series ROC II R 11410, 0.26% (Liquidity Facility Citibank NA) (b)(f)	2,600	2,600
Costa Mesa Redev. Agcy. Multi-family Hsg. (Family Village Apts. Proj.) Series 1994 A, 0.29%, LOC Bank of America NA, VRDN (b)	1,455	1,455
Davis Joint Unified School District TRAN 1.5% 6/30/10	11,000	11,038
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2008 B1, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	7,750	7,750
Series 2008 B2, 0.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	1,850	1,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN Series ROC II R 10397, 0.25% (Liquidity Facility Citibank NA) (b)(f)	$ 6,675	$ 6,675
Series 2008 B3, 0.28% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	1,400	1,400
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3220, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,585	1,585
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.25%, LOC Dexia Cr. Local de France, VRDN (b)	19,400	19,400
Fresno Rev. (Trinity Health Cr. Proj.) Series 2000 C, 0.26% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	21,060	21,060
Grand Terrace Cmnty. Redev. (Mount Vernon Villas Proj.) 0.21%, LOC Fannie Mae, VRDN (b)	3,680	3,680
Hayward Multi-family Hsg. Rev. (Sherwood Apts. Proj.) Series 1984 A, 0.26%, LOC Fannie Mae, VRDN (b)	25,920	25,920
Irvine Ranch Wtr. District Rev. (District #105 Impt. Proj.) Series 2008 B, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	10,865	10,865
Kern County Board of Ed. TRAN 2% 6/30/10	6,300	6,345
Livermore Redev. Agcy. Multi-family Rev. (Livermore Sr. Hsg. Apts. Proj.) Series 2009 A, 0.21%, LOC Fannie Mae, VRDN (b)	5,000	5,000
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 B, 0.25%, LOC Bank of America NA, VRDN (b)	7,200	7,200
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.25% (Liquidity Facility Morgan Stanley) (b)(f)	7,350	7,350
Series Putters 2864, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,785	4,785
Series Putters 3287, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,500	4,500
Series WF 09 8C, 0.21% (Liquidity Facility Wells Fargo & Co.) (b)(f)	11,200	11,200
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Promenade Towers Proj.) Series 2000, 0.22%, LOC Freddie Mac, VRDN (b)	25,610	25,610
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	35,100	35,442
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Malibu Meadows II Proj.) Series 1998 C, 0.21%, LOC Fannie Mae, VRDN (b)	1,300	1,300
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 C3, 0.25%, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	7,300	7,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.: - continued
Series 2009 C4, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 1,000	$ 1,000
Series A, 0.3% 12/7/09, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP	2,000	2,000
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series A, 2.5% 6/30/10	8,300	8,378
Los Angeles Dept. Arpt. Rev. Series 2002 C1, 0.23%, LOC BNP Paribas SA, VRDN (b)	10,900	10,900
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series BA 08 3040X, 0.3% (Liquidity Facility Bank of America NA) (b)(f)	6,665	6,665
Series Putters 1302Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,995	7,995
Series Putters 3327, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,495	7,495
Series ROC II R 500, 0.26% (Liquidity Facility Citibank NA) (b)(f)	11,600	11,600
Series 2001 B7, 0.2% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (b)	11,700	11,700
Series 2002 A2, 0.24% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,500	8,500
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3309, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,660	6,660
Series Putters 3310, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Los Angeles Gen. Oblig. TRAN Series 2009:
2.5% 2/26/10	28,600	28,741
2.5% 4/28/10	28,500	28,736
Los Angeles Habor Dept. Rev. Participating VRDN Series Putters 3520, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,095	6,095
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2004 A2:
0.25% 12/2/09, LOC Bank of America NA, CP	4,000	4,000
0.27% 12/8/09, LOC Bank of America NA, CP	9,665	9,665
Los Angeles Unified School District:
Participating VRDN Series BA 08 1049, 0.3% (Liquidity Facility Bank of America NA) (b)(f)	22,800	22,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District: - continued
TRAN Series A, 2% 8/12/10	$ 34,400	$ 34,728
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN Series Putters 2254, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,785	5,785
Series 2008 A, 0.2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	15,000	15,000
Series 2008 B, 0.23%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	12,170	12,170
Series 2008 C, 0.2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	16,835	16,835
Series 2008 F1, 0.22%, LOC Bank of America NA, VRDN (b)	28,280	28,280
Series 2008 F2, 0.22%, LOC Bank of America NA, VRDN (b)	4,600	4,600
Marin Cmnty. College District Gen. Oblig. Participating VRDN Series WF 09 1C, 0.21% (Liquidity Facility Wells Fargo & Co.) (b)(f)	7,300	7,300
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Participating VRDN Series Putters 3289, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,210	2,210
Series 2001 C2, 0.22% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	9,900	9,900
Series 2008 A1, 0.24% (Liquidity Facility Bank of America NA), VRDN (b)	43,900	43,900
Series 2008 A2, 0.33% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	78,985	78,985
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.22%, LOC Bank of America NA, VRDN (b)	26,000	26,000
Orange County Sanitation District Ctfs. of Prtn.:
Participating VRDN:
Series MS 06 2222, 0.23% (Liquidity Facility Wells Fargo & Co.) (b)(f)	7,769	7,769
Series ROC II R 11304, 0.26% (Liquidity Facility Citibank NA) (b)(f)	7,415	7,415
BAN Series 2008 C, 2.5% 12/10/09	40,000	40,015
Orange County Sanitation District Rev. BAN Series 2009 B, 2% 12/1/10 (a)	6,400	6,500
Peralta Cmnty. College District Gen. Oblig. Participating VRDN:
Series BA 08 3032X, 0.3% (Liquidity Facility Bank of America NA) (b)(f)	3,490	3,490
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Peralta Cmnty. College District Gen. Oblig. Participating VRDN: - continued
Series Putters 3499Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 1,740	$ 1,740
Rancho Wtr. District Fing. Auth. Rev.:
Participating VRDN Series BA 08 3024X, 0.3% (Liquidity Facility Bank of America NA) (b)(f)	7,140	7,140
Series 2008 B, 0.25%, LOC UBS AG, VRDN (b)	16,050	16,050
Richmond Wastewtr. Rev. Series 2008 A, 0.26%, LOC Union Bank of California, VRDN (b)	3,000	3,000
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.2%, LOC Union Bank of California, VRDN (b)	6,600	6,600
Riverside County Gen. Oblig. Series B:
0.23% 12/9/09, LOC Bank of Nova Scotia, New York Agcy., CP	10,712	10,712
0.35% 12/1/09, LOC Bank of Nova Scotia, New York Agcy., CP	20,593	20,593
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.26%, LOC Bank of America NA, VRDN (b)	18,500	18,500
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series Putters 2821, 0.3% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	6,620	6,620
San Bernardino County Gen. Oblig. TRAN 2% 6/30/10	9,000	9,083
San Bernardino County Multi-family Rev.:
(Evergreen Apts. Proj.) Series 1999 A, 0.21%, LOC Fannie Mae, VRDN (b)	16,600	16,600
(Quail Point Apts. Proj.) Series 1990 A, 0.26%, LOC Fannie Mae, VRDN (b)	4,025	4,025
San Diego County & School District TRAN:
Series 2009 A, 2% 6/30/10	9,000	9,074
Series 2009 B1, 2% 6/30/10	10,800	10,874
San Diego Gen. Oblig. TRAN:
Series 2009 A, 2% 12/31/09	10,000	10,012
Series 2009 B, 2% 1/29/10	8,300	8,320
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Bonds Series 2009 B, 3% 5/15/10	13,010	13,162
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series Putters 3504, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,000	7,000
San Diego Unified School District:
Participating VRDN Series SGA 01 120, 0.29% (Liquidity Facility Societe Generale) (b)(f)	22,565	22,565
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District: - continued
TRAN Series A, 2% 7/8/10	$ 17,900	$ 18,058
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series Putters 3161, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	16,660	16,660
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36B, 0.25%, LOC Union Bank of California, VRDN (b)	17,800	17,800
San Francisco City & County Gen. Oblig.:
Bonds:
(Laguna Honda Hosp. Proj.) Series 2005 A, 5% 6/15/10	6,520	6,675
Series 2008 R1, 5% 6/15/10	8,500	8,710
Participating VRDN Series BA 08 3318, 0.32% (Liquidity Facility Bank of America NA) (b)(f)	2,500	2,500
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 2, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	5,510	5,510
San Francisco Student Finl. Auth. Participating VRDN Series Solar 06 97, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,675	7,675
San Gabriel Valley Govt. 0.4% 12/4/09, LOC Bayerische Landesbank Girozentrale, CP	20,900	20,900
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Garage Proj.) Series 2008 B, 0.22%, LOC Bank of America NA, LOC California Teachers Retirement Sys., VRDN (b)	6,400	6,400
San Mateo-Foster City School District BAN Series 2009, 1.75% 3/1/10	6,300	6,316
San Pablo Redev. Agcy. 0.23%, LOC Union Bank of California, VRDN (b)	11,085	11,085
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.21%, LOC Fannie Mae, VRDN (b)	1,300	1,300
Santa Cruz County Redev. Agcy. Participating VRDN Series Solar 06 31, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,400	7,400
Santa Monica-Malibu Unified School District BAN Series 2009, 2% 7/30/10	10,000	10,099
Sequoia Union High School District TRAN 2.5% 7/1/10	6,500	6,576
South Placer Wastewtr. Auth. Rev.:
Series 2008 A, 0.24%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	9,200	9,200
Series 2008 B, 0.24%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	42,200	42,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.):
Series 2009-1, 0.23%, LOC KBC Bank NV, VRDN (b)	$ 22,600	$ 22,600
Series 2009-2, 0.22%, LOC Bank of America NA, VRDN (b)	2,000	2,000
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,580	4,580
Torrance Gen. Oblig. TRAN 2.5% 7/1/10	7,200	7,287
Univ. of California Revs. Participating VRDN:
Series Putters 2475, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,690	1,690
Series Putters 3368, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,275	6,275
Series Solar 06 39, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,040	10,040
Ventura County Gen. Oblig. TRAN 2.5% 7/1/10	16,500	16,701
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2009 A, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	11,635	11,635
Whittier Health Facilities Rev. (Presbyterian Intercommunity Hosp. Proj.) Series 2009 C, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,700	5,700
		2,301,169
Florida - 0.1%
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.26%, LOC Fannie Mae, VRDN (b)	1,390	1,390
Georgia - 0.5%
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Winterscreek Apt. Proj.) 0.28%, LOC Fannie Mae, VRDN (b)	2,300	2,300
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 E, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	8,500	8,500
		10,800
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.27%, LOC Royal Bank of Scotland PLC, VRDN (b)	2,000	2,000
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.23%, LOC KBC Bank NV, VRDN (b)	4,800	4,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series DCL 08 26, 0.3% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	$ 11,435	$ 11,435
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 D, 0.32% (Liquidity Facility Bayerische Landesbank), VRDN (b)	7,860	7,860
		19,295
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 0.58%, LOC RBS Citizens NA, VRDN (b)	3,400	3,400
North Carolina - 0.2%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.24% (Liquidity Facility Wachovia Bank NA), VRDN (b)	5,400	5,400
Pennsylvania - 0.9%
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,650	8,650
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.44%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,130	4,130
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,000	4,000
Philadelphia Auth. for Indl. Dev. Rev. (William Penn Charter School Proj.) Series 2008, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,400	3,400
		20,180
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A7, 0.23%, LOC UBS AG, VRDN (b)	9,600	9,600
South Carolina - 0.2%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.24%, LOC Wachovia Bank NA, VRDN (b)	4,830	4,830
Texas - 0.2%
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 B, 0.6%, LOC Compass Bank, VRDN (b)	4,730	4,730
Municipal Securities - continued
	Shares	Value (000s)
Other - 2.2%
Fidelity Tax-Free Cash Central Fund, 0.23% (c)(d)	51,087,000	$ 51,087
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $2,438,681)		2,438,681
NET OTHER ASSETS - (3.0)%		(69,989)
NET ASSETS - 100%		$ 2,368,692
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,400,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Cmnty. College Fing. Auth. Cmnty. College League TRAN 1.75% 12/1/09	6/3/09	$ 7,424
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 75
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2009, the cost of investment securities for income tax purposes was $2,438,681,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® California Municipal
Money Market Fund

November 30, 2009

1.810684.105

CFS-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.1%
	Principal Amount (000s)	Value (000s)
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.31%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 5,100	$ 5,100
California - 85.1%
ABAG Fin. Auth. for Nonprofit Corporations Sr. Living Rev. (Elder Care Alliance of San Francisco Proj.) Series 2006 A, 0.21%, LOC Banco Santander SA, VRDN (b)	10,770	10,770
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Miramar Apts. Proj.) Series 2000 A, 0.26%, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
(Vintage Chateau Proj.) Series A, 0.3%, LOC Union Bank of California, VRDN (b)(e)	11,300	11,300
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Eskaton Properties, Inc. Proj.) Series 2008 B, 0.24%, LOC Bank of America NA, VRDN (b)	15,900	15,900
(Sharp HealthCare Proj.):
Series 2009 A, 0.22%, LOC Bank of America NA, VRDN (b)	19,430	19,430
Series 2009 C, 0.22%, LOC Citibank NA, VRDN (b)	8,000	8,000
Acalanes Union High School District BAN Series 2009 A, 3.25% 4/1/10	4,500	4,535
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.26%, LOC Freddie Mac, VRDN (b)(e)	14,580	14,580
Anaheim Pub. Fing. Auth. Rev. Participating VRDN:
Series BA 08 3035X, 0.3% (Liquidity Facility Bank of America NA) (b)(g)	6,385	6,385
Series ROC II R 781PB, 0.3% (Liquidity Facility Deutsche Postbank AG) (b)(g)	18,970	18,970
Series ROC II R 861, 0.26% (Liquidity Facility Citibank NA) (b)(g)	4,175	4,175
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 07 0053, 0.25% (Liquidity Facility Citibank NA) (b)(g)	10,395	10,395
Series Putters 3211, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	19,485	19,485
Series Putters 3293, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,495	2,495
Series Putters 3434, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	1,500	1,500
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	14,288	14,288
California Cmnty. College Fing. Auth. Cmnty. College League TRAN 1.75% 12/1/09 (h)	13,200	13,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Cmnty. College Fing. Auth. Rev. TRAN:
Series 2009 A, 2% 6/30/10	$ 23,300	$ 23,440
Series 2009 D, 2.25% 6/30/10	7,800	7,845
California Cmntys. Note Prog. TRAN Series 2009 A3, 2% 6/30/10	11,200	11,302
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series 2002 A, 5.25% 5/1/10	11,355	11,578
Series 2002 C1, 0.25%, LOC Dexia Cr. Local de France, VRDN (b)	3,000	3,000
Series 2002 C10, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (b)	26,375	26,375
Series 2002 C17, 0.22%, LOC Bank of New York, New York, VRDN (b)	5,500	5,500
Series 2002 C4, 0.23%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (b)	48,800	48,800
Series 2002 C5, 0.28%, LOC Dexia Cr. Local de France, VRDN (b)	22,900	22,900
Series 2002 C9, 0.2%, LOC Citibank NA, VRDN (b)	2,000	2,000
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series BBT 08 28, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	7,260	7,260
Series Putters 3019, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	9,785	9,785
California Econ. Recovery Series 2004 C11, 0.2%, LOC BNP Paribas SA, VRDN (b)	10,000	10,000
California Ed. Notes Prog. TRAN Series 2009 A, 2% 7/30/10	27,865	28,130
California Edl. Facilities Auth. Rev.:
Bonds (Stanford Univ. Proj.) Series S4, 0.4% tender 2/16/10, CP mode	8,600	8,600
Participating VRDN:
Series MS 3067, 0.25% (Liquidity Facility Morgan Stanley) (b)(g)	13,000	13,000
Series Putters 3506, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	10,225	10,225
Series ROC II R 11790PB, 0.27% (Liquidity Facility Deutsche Postbank AG) (b)(g)	11,990	11,990
California Fin. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2007, 0.2%, VRDN (b)(e)	4,205	4,205
California Gen. Oblig.:
Bonds:
5.75% 3/1/19 (Pre-Refunded to 3/1/10 @ 101) (f)	10,290	10,528
5.75% 3/1/27 (Pre-Refunded to 3/1/10 @ 101) (f)	7,000	7,165
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2003 B4:
0.23%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (b)	$ 12,100	$ 12,100
0.23%, LOC BNP Paribas New York Branch, LOC California Pub. Employees' Retirement Sys., VRDN (b)	6,050	6,050
Series 2003 C4, 0%, LOC Citibank NA, VRDN (b)	7,500	7,500
Series 2004 A6, 0.26%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	21,000	21,000
Series 2004 A8, 0.2%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	10,650	10,650
Series 2004 B5, 0.22%, LOC Citibank NA, VRDN (b)	2,400	2,400
Series 2005 A1, 0.23%, LOC Fortis Banque SA, VRDN (b)	29,060	29,060
Series 2005 A2, 0.22%, LOC Calyon SA, VRDN (b)	14,000	14,000
Series 2005 B3, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	23,500	23,500
0.3% 12/2/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	20,400	20,400
0.32% 12/1/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	3,400	3,400
0.33% 12/1/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	22,710	22,710
0.33% 12/7/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	5,347	5,347
0.35% 12/7/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	30,175	30,175
California Health Facilities Fing. Auth. Rev.:
Bonds:
(Cedars-Sinai Med. Ctr. Proj.) Series 2009, 3% 8/15/10	12,350	12,524
(Stanford Hosp. and Clinics Proj.) Series 2008 A1, 0.55%, tender 6/16/10 (b)	14,000	14,000
(Catholic Healthcare West Proj.):
Series 2005 H, 0.22%, LOC Bank of America NA, VRDN (b)	1,800	1,800
Series 2009 H, 0.22%, LOC Citibank NA, VRDN (b)	7,700	7,700
(Children's Hosp. of Orange County Proj.):
Series 2009 B, 0.21%, LOC U.S. Bank NA, Minnesota, VRDN (b)	21,600	21,600
Series 2009 C, 0.21%, LOC U.S. Bank NA, Minnesota, VRDN (b)	14,500	14,500
Series 2009 D, 0.21%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Scripps Health Proj.) Series 2008 E, 0.23%, LOC Bank of America NA, VRDN (b)	$ 4,675	$ 4,675
(Scripps Memorial Hosp. Proj.) Series 2008 G, 0.23%, LOC Bank of America NA, VRDN (b)	18,185	18,185
(Stanford Hosp. and Clinics Proj.) Series 2008 A2, 0.21%, LOC Bank of America NA, VRDN (b)	33,500	33,500
California Infrastructure & Econ. Dev. Bank Rev.:
Bonds (The J. Paul Getty Trust Proj.) Series 2007 A2, 0.5%, tender 4/1/10 (b)	9,000	9,000
(Betts Spring Co. Proj.) Series 2008, 0.37%, LOC Bank of America NA, VRDN (b)(e)	10,000	10,000
(Olam West Coast, Inc. Proj.) Series 2009, 0.25%, LOC Harris NA, VRDN (b)	10,000	10,000
(The American Nat'l. Red Cross Proj.) Series 2008, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	8,075	8,075
California Muni. Fin. Auth. Solid Waste Rev. (Allied Waste North America, Inc. Proj.) Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (b)(e)	51,750	51,750
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.23%, LOC JPMorgan Chase Bank, VRDN (b)(e)	23,690	23,690
California Poll. Cont. Fing. Auth. Envir. Impt. Rev.:
(Air Products & Chemicals Proj.) Series 1997 B, 0.24%, VRDN (b)(e)	32,000	32,000
(Atlantic Richfield Co. Proj.) Series 1997 A, 0.3% (BP PLC Guaranteed), VRDN (b)(e)	20,000	20,000
(Browning Ferris Ind. Proj.) Series 1997 B, 0.3%, LOC Bank of America NA, VRDN (b)(e)	10,000	10,000
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Burney Forest Prod. Proj.) 0.26%, LOC Union Bank of California, VRDN (b)(e)	9,500	9,500
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 0.25% (Liquidity Facility Bank of America NA) (b)(g)	13,690	13,690
California State Univ. Rev. Series 2001 A, 0.2% 12/1/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	21,059	21,059
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 0.37%, LOC Bank of America NA, VRDN (b)(e)	2,600	2,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 0.29%, LOC Fannie Mae, VRDN (b)(e)	$ 7,350	$ 7,350
(Bristol Apts. Proj.) Series Z, 0.29%, LOC Freddie Mac, VRDN (b)(e)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 0.26%, LOC Fannie Mae, VRDN (b)(e)	17,300	17,300
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.29%, LOC Fannie Mae, VRDN (b)(e)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.26%, LOC Fannie Mae, VRDN (b)(e)	20,000	20,000
(Grove Apts. Proj.) Series X, 0.29%, LOC Fannie Mae, VRDN (b)(e)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 0.26%, LOC Freddie Mac, VRDN (b)(e)	11,000	11,000
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.24%, LOC Wells Fargo Bank NA, VRDN (b)(e)	17,900	17,900
Series 2001 W2, 0.24%, LOC Wells Fargo Bank NA, VRDN (b)(e)	31,438	31,438
Series 2001 W3, 0.24%, LOC Wells Fargo Bank NA, VRDN (b)(e)	18,000	18,000
(Maple Square Apt. Proj.) Series AA, 0.33%, LOC Citibank NA, VRDN (b)(e)	9,800	9,800
(Marlin Cove Apts. Proj.) Series V, 0.26%, LOC Fannie Mae, VRDN (b)(e)	34,000	34,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.26%, LOC Fannie Mae, VRDN (b)(e)	30,045	30,045
(Northwood Apts. Proj.) Series N, 0.29%, LOC Freddie Mac, VRDN (b)(e)	5,000	5,000
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.31%, LOC Freddie Mac, VRDN (b)(e)	10,000	10,000
(River Run Sr. Apts. Proj.) Series LL, 0.28%, LOC Fannie Mae, VRDN (b)(e)	13,505	13,505
(Salvation Army S.F. Proj.) 0.37%, LOC Fannie Mae, VRDN (b)(e)	17,245	17,245
(Sunrise Fresno Proj.) Series B, 0.29%, LOC Fannie Mae, VRDN (b)(e)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 0.29%, LOC California Teachers Retirement Sys., VRDN (b)(e)	6,530	6,530
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.28%, LOC Fannie Mae, VRDN (b)(e)	14,130	14,130
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Vineyard Creek Apts. Proj.) Series O, 0.28%, LOC Fannie Mae, VRDN (b)(e)	$ 12,452	$ 12,452
(Vista Del Monte Proj.) Series QQ, 0.28%, LOC Fannie Mae, VRDN (b)(e)	13,850	13,850
(Vizcaya Apts. Proj.) Series B, 0.27%, LOC Freddie Mac, VRDN (b)(e)	22,200	22,200
(Wilshire Court Proj.) Series M, 0.26%, LOC Fannie Mae, VRDN (b)(e)	32,500	32,495
California Statewide Cmntys. Dev. Auth. Rev.:
(American Baptist Homes of the West Proj.) Series 2006, 0.28%, LOC Bank of America NA, VRDN (b)	33,200	33,200
(Cottage Health Sys. Obligated Group Proj.):
Series 2008 C, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	5,245	5,245
Series 2008 E, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	14,880	14,880
(Country Crest Proj.) Series 2001, 0.21%, LOC Banco Santander SA, VRDN (b)	9,445	9,445
(JTF Enterprises LLC Proj.) Series 1996 A, 0.6%, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
(Los Angeles County Museum of Art Proj.):
Series 2008 A, 0.22%, LOC Wells Fargo Bank NA, VRDN (b)	39,000	39,000
Series 2008 C, 0.23%, LOC Wells Fargo Bank NA, VRDN (b)	79,920	79,920
(Motion Picture & Television Fund Proj.) Series 2001 A, 0.25%, LOC BNP Paribas SA, VRDN (b)	2,300	2,300
(Oakmont Stockton Proj.) Series 1997 C, 0.28%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	5,960	5,960
California Statewide Cmntys. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 0.6%, LOC Wells Fargo Bank NA, VRDN (b)(e)	680	680
(Rix Industries Proj.) Series 1996 I, 0.6%, LOC Wells Fargo Bank NA, VRDN (b)(e)	960	960
(Supreme Truck Bodies of California Proj.) 0.6%, LOC JPMorgan Chase Bank, VRDN (b)(e)	375	375
Camarillo City Multi-Family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.27%, LOC Fannie Mae, VRDN (b)(e)	600	600
Carlsbad Unified School District Participating VRDN Series WF 09 22Z, 0.21% (Liquidity Facility Wells Fargo & Co.) (b)(g)	9,870	9,870
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.):
Series 2004 F, 0.2%, VRDN (b)(e)	$ 75,000	$ 75,000
Series 2006 A, 0.3%, VRDN (b)	77,020	77,020
Contra Costa County Multi-family Hsg. Rev. (Avalon Walnut Creek Contra Costa Centre Proj.) Series 2008 A, 0.23%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 0.26%, LOC Freddie Mac, VRDN (b)(e)	28,700	28,700
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2008 B2, 0.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	2,275	2,275
Series 2008 C, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	15,500	15,500
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 0045, 0.25% (Liquidity Facility Citibank NA) (b)(g)	19,800	19,800
Series ROC II R 10397, 0.25% (Liquidity Facility Citibank NA) (b)(g)	6,500	6,500
Series 2008 A4, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	23,320	23,320
Series 2008 B1, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	38,800	38,800
Series 2008 B2, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	21,100	21,100
Series 2008 B3, 0.28% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	17,210	17,210
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.25%, LOC Dexia Cr. Local de France, VRDN (b)	41,195	41,195
Fresno Rev. (Trinity Health Cr. Proj.) Series 2000 C, 0.26% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	76,200	76,200
Irvine Ranch Wtr. District Rev. (District #105 Impt. Proj.) Series 2008 B, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	23,100	23,100
Kern County Board of Ed. TRAN 2% 6/30/10	12,000	12,086
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.37%, LOC Freddie Mac, VRDN (b)(e)	8,625	8,625
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 B, 0.25%, LOC Bank of America NA, VRDN (b)	7,000	7,000
Long Beach Hbr. Rev. Participating VRDN Series SG 147, 0.22% (Liquidity Facility Societe Generale) (b)(e)(g)	9,890	9,890
Los Angeles Cmnty. College District Participating VRDN:
Series EGL 08 57, 0.25% (Liquidity Facility Citibank NA) (b)(g)	12,400	12,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Participating VRDN: - continued
Series WF 09 8C, 0.21% (Liquidity Facility Wells Fargo & Co.) (b)(g)	$ 19,840	$ 19,840
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Hollywood & Vine Apts. Proj.) Series A, 0.26%, LOC Fannie Mae, VRDN (b)(e)	95,600	95,600
(Wilshire Station Apts. Proj.):
Series 2003 A, 0.26%, LOC Bank of America NA, VRDN (b)(e)	26,000	26,000
Series 2006 A, 0.26%, LOC Bank of America NA, VRDN (b)(e)	4,300	4,300
Series A, 0.26%, LOC Bank of America NA, VRDN (b)(e)	4,000	4,000
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	62,100	62,705
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 0.35%, LOC Freddie Mac, VRDN (b)(e)	19,000	19,000
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Bonds (Proposition C-2nd Tier Proj.) Series 2009 D, 2% 7/1/10	10,140	10,228
Series 2009 C4, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,350	5,350
Series A, 0.3% 12/7/09, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP	5,535	5,535
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series A, 2.5% 6/30/10	14,700	14,839
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series Putters 3332, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,660	6,660
Series ROC II R 500, 0.26% (Liquidity Facility Citibank NA) (b)(g)	20,900	20,900
Series 2001 B2, 0.22% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (b)	31,300	31,300
Series 2001 B5, 0.2% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (b)	42,400	42,400
Series 2001 B7, 0.2% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (b)	19,500	19,500
Series 2002 A2, 0.24% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	17,200	17,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Series 2002 A7, 0.22% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	$ 22,200	$ 22,200
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3310, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	7,245	7,245
Series Solar 06 48, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	15,500	15,500
Los Angeles Gen. Oblig. TRAN Series 2009:
2.5% 2/26/10	51,200	51,452
2.5% 4/28/10	51,000	51,422
Los Angeles Habor Dept. Rev. Participating VRDN Series Putters 3520, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,095	6,095
Los Angeles Hbr. Dept. Rev. Participating VRDN Series DB 634, 0.27% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	14,780	14,780
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.39%, LOC Freddie Mac, VRDN (b)(e)	67,700	67,700
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2004 A2, 0.27% 12/8/09, LOC Bank of America NA, CP	5,500	5,500
Los Angeles Unified School District:
Participating VRDN Series BA 08 1049, 0.3% (Liquidity Facility Bank of America NA) (b)(g)	16,200	16,200
TRAN Series A, 2% 8/12/10	65,600	66,226
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 3003, 0.26% (Liquidity Facility Citibank NA) (b)(g)	34,000	34,000
Series Putters 3371, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	22,495	22,495
Series 2008 B, 0.23%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	2,450	2,450
Marin Cmnty. College District Gen. Oblig. Participating VRDN Series WF 09 1C, 0.21% (Liquidity Facility Wells Fargo & Co.) (b)(g)	12,450	12,450
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series Putters 3547, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	3,500	3,500
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Series 2004 A1, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	28,800	28,800
Series 2008 A1, 0.24% (Liquidity Facility Bank of America NA), VRDN (b)	67,505	67,505
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev.: - continued
Series 2008 A2, 0.33% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	$ 70,850	$ 70,850
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 0.26%, LOC Fannie Mae, VRDN (b)(e)	25,000	25,000
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.22%, LOC Bank of America NA, VRDN (b)	17,000	17,000
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2008 E, 0.2%, LOC Bank of America NA, VRDN (b)	20,900	20,900
Olcese Wtr. District Bonds (Rio Bravo Wtr. Delivery Sys. Proj.) Series 1986 A, 0.4% tender 1/7/10, LOC Sumitomo Mitsui Banking Corp., CP mode (e)	5,700	5,700
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.27%, LOC Fannie Mae, VRDN (b)(e)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.27%, LOC Freddie Mac, VRDN (b)(e)	500	500
(Wood Canyon Villas Proj.) Series 2001 E, 0.27%, LOC Fannie Mae, VRDN (b)(e)	16,000	16,000
Orange County Sanitation District Ctfs. of Prtn.:
Participating VRDN Series MS 06 2222, 0.23% (Liquidity Facility Wells Fargo & Co.) (b)(g)	15,557	15,557
BAN Series 2008 C, 2.5% 12/10/09	62,115	62,138
Orange County Sanitation District Rev. BAN Series 2009 B, 2% 12/1/10 (a)	13,600	13,813
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 0.27%, LOC Fannie Mae, VRDN (b)(e)	21,000	21,000
Peralta Cmnty. College District Gen. Oblig. Participating VRDN:
Series BA 08 3027X, 0.3% (Liquidity Facility Bank of America NA) (b)(g)	8,080	8,080
Series Putters 2682, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,225	2,225
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.33%, LOC Fannie Mae, VRDN (b)(e)	10,355	10,355
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	10,850	10,850
Rancho Wtr. District Fing. Auth. Rev. Series 2008 B, 0.25%, LOC UBS AG, VRDN (b)	1,500	1,500
Richmond Wastewtr. Rev. Series 2008 A, 0.26%, LOC Union Bank of California, VRDN (b)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.2%, LOC Union Bank of California, VRDN (b)	$ 10,400	$ 10,400
Riverside County Gen. Oblig. Series B:
0.23% 12/9/09, LOC Bank of Nova Scotia, New York Agcy., CP	12,900	12,900
0.35% 12/1/09, LOC Bank of Nova Scotia, New York Agcy., CP	25,000	25,000
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.35%, LOC Wells Fargo Bank NA, VRDN (b)(e)	935	935
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,920	2,920
Roseville Elec. Sys. Rev. Ctfs. of Prtn. Series 2008 A, 0.27%, LOC Dexia Cr. Local de France, VRDN (b)	1,350	1,350
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.31%, LOC Fannie Mae, VRDN (b)(e)	4,500	4,500
(Deer Park Apts. Proj.) Issue A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	13,200	13,200
(Sun Valley Proj.) Series 2001 F, 0.31%, LOC Fannie Mae, VRDN (b)(e)	3,750	3,750
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 0.29%, LOC Fannie Mae, VRDN (b)(e)	8,225	8,225
(Valencia Point Apts. Proj.) 0.28%, LOC Fannie Mae, VRDN (b)(e)	4,900	4,900
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 0.27%, LOC Fannie Mae, VRDN (b)(e)	21,075	21,075
Sacramento Suburban Wtr. District Ctfs. of Prtn. Series 2009 A, 0.24%, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	6,000	6,000
San Bernardino County Flood Cont. District Judgement Oblig. Series 2008, 0.23%, LOC UBS AG, VRDN (b)	5,500	5,500
San Bernardino County Gen. Oblig. TRAN 2% 6/30/10	16,000	16,147
San Diego Cmnty. College District Participating VRDN Series Floaters 09 16Z, 0.21% (Liquidity Facility Wells Fargo & Co.) (b)(g)	10,925	10,925
San Diego County & School District TRAN:
Series 2009 A, 2% 6/30/10	30,975	31,238
Series 2009 B1, 2% 6/30/10	19,200	19,332
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,840	6,840
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN: - continued
Series Putters 3028, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 8,715	$ 8,715
Series WF 08 29C, 0.21% (Liquidity Facility Wells Fargo & Co.) (b)(g)	16,870	16,870
San Diego Gen. Oblig. TRAN Series 2009 B, 2% 1/29/10	14,615	14,650
San Diego Hsg. Auth. Multi-family Hsg.:
(Bay Vista Apts. Proj.) Series A, 0.27%, LOC Fannie Mae, VRDN (b)(e)	4,800	4,800
(Delta Village Apts. Proj.) Series A, 0.46%, LOC Citibank NA, VRDN (b)(e)	6,800	6,800
(Stratton Apts. Proj.) Series 2000 A, 0.27%, LOC Fannie Mae, VRDN (b)(e)	5,000	5,000
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Bonds Series 2009 B, 3% 5/15/10	23,500	23,774
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series Putters 3505, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	11,245	11,245
San Diego Unified School District TRAN Series A, 2% 7/8/10	32,100	32,384
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. Participating VRDN Series BA 08 3041X, 0.3% (Liquidity Facility Bank of America NA) (b)(g)	6,665	6,665
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36B, 0.25%, LOC Union Bank of California, VRDN (b)	22,820	22,820
San Francisco City & County Gen. Oblig. Bonds Series 2008 R1, 5% 6/15/10	15,200	15,575
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 2, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	31,390	31,390
San Gabriel Valley Govt.:
0.4% 12/4/09, LOC Bayerische Landesbank Girozentrale, CP	42,900	42,900
0.5% 12/3/09, LOC Bayerische Landesbank Girozentrale, CP	7,000	7,000
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.27%, LOC Fannie Mae, VRDN (b)(e)	20,615	20,615
(Betty Ann Garens Apts. Proj.) Series 2002 A, 0.46%, LOC Citibank NA, VRDN (b)(e)	7,105	7,105
(El Paseo Apts. Proj.) Series 2002 B, 0.46%, LOC Citibank NA, VRDN (b)(e)	4,845	4,845
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Multi-family Hsg. Rev.: - continued
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.29%, LOC Fannie Mae, VRDN (b)(e)	$ 9,375	$ 9,375
(Las Ventanas Apts. Proj.) Series 2008 B, 0.26%, LOC Freddie Mac, VRDN (b)	12,950	12,950
(Siena at Renaissance Square Proj.) Series 1996 A, 0.26%, LOC Key Bank NA, VRDN (b)(e)	49,500	49,500
San Mateo-Foster City School District BAN Series 2009, 1.75% 3/1/10	10,175	10,202
San Pablo Redev. Agcy. 0.23%, LOC Union Bank of California, VRDN (b)	8,560	8,560
Santa Ana Hsg. Auth. 0.29%, LOC Fannie Mae, VRDN (b)(e)	8,140	8,140
Santa Barbara County Schools Fing. Auth. TRAN 2% 6/30/10	12,000	12,100
Santa Clara County Fing. Auth. Lease Rev. Participating VRDN Series MS 3104, 0.27% (Liquidity Facility Morgan Stanley) (b)(g)	9,000	9,000
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.45%, LOC Union Bank of California, VRDN (b)(e)	12,045	12,045
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.26%, LOC Fannie Mae, VRDN (b)(e)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 0.26%, LOC Fannie Mae, VRDN (b)(e)	29,925	29,925
Santa Monica-Malibu Unified School District Bonds Series 2006 B, 1.5% 8/1/10	3,000	3,020
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 0.41%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	2,630	2,630
Sequoia Union High School District TRAN 2.5% 7/1/10	11,500	11,634
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 0.26%, LOC Fannie Mae, VRDN (b)(e)	17,500	17,500
South Placer Wastewtr. Auth. Rev.:
Series 2008 A, 0.24%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	51,704	51,704
Series 2008 B, 0.24%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	4,088	4,088
Southern California Pub. Pwr. Auth. RAN (Tieton Hydropower Proj.) Series 2009 A, 2% 8/16/10	11,000	11,123
Southern California Pub. Pwr. Auth. Rev.:
Bonds (Canyon Pwr. Proj.) Series 2008 A, 2.5% 12/2/09	30,000	30,001
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southern California Pub. Pwr. Auth. Rev.: - continued
(Magnolia Pwr. Proj.):
Series 2009-1, 0.23%, LOC KBC Bank NV, VRDN (b)	$ 10,300	$ 10,300
Series 2009-2, 0.22%, LOC Bank of America NA, VRDN (b)	9,795	9,795
(Palo Verde Proj.) Series 2008 B, 0.25%, LOC Dexia Cr. Local de France, VRDN (b)	12,835	12,835
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.22%, LOC Bank of America NA, VRDN (b)	8,000	8,000
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	8,280	8,280
Torrance Gen. Oblig. TRAN 2.5% 7/1/10	12,800	12,954
Univ. of California Revs.:
Participating VRDN:
Series MS 3066, 0.25% (Liquidity Facility Morgan Stanley) (b)(g)	10,900	10,900
Series Putters 2475, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	1,035	1,035
Series Putters 3365, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,210	6,210
Series Putters 3368, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	9,500	9,500
Series Putters 3370, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,000	6,000
Series Solar 06 39, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	10,300	10,300
Series A, 0.3% 2/12/10, CP	5,000	5,000
Ventura County Gen. Oblig. TRAN 2.5% 7/1/10	20,500	20,753
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2009 A, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,355	1,355
Whittier Health Facilities Rev. (Presbyterian Intercommunity Hosp. Proj.) Series 2009 C, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	26,500	26,500
		4,332,471
Florida - 0.3%
Sunshine State Govt. Fing. Commission Rev. Series L, 0.44% 12/2/09, LOC Dexia Cr. Local de France, CP (e)	15,000	15,000
Georgia - 0.6%
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 C, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Muni. Elec. Auth. of Georgia (Combustion Turbine Proj.) Series 2008 B, 0.3%, LOC Bayerische Landesbank, VRDN (b)	$ 11,900	$ 11,900
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 0.49%, LOC Wachovia Bank NA, VRDN (b)(e)	3,725	3,725
		27,625
Kentucky - 0.5%
Kenton County Arpt. Board Spl. Facilities Rev. Series 2003 A, 4% (Deutsche Post AG Guaranteed), VRDN (b)(e)	25,900	25,900
Louisiana - 0.1%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 133, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	6,920	6,920
Maryland - 0.2%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 1.1%, LOC RBS Citizens NA, VRDN (b)	3,265	3,265
Maryland Health & Higher Edl. Facilities Auth. Rev. (Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.67%, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,000	7,000
		10,265
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 0.58%, LOC RBS Citizens NA, VRDN (b)	6,000	6,000
Mississippi - 0.0%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (Omega Motion LLC Proj.) Series 1996, 0.44%, LOC Wachovia Bank NA, VRDN (b)(e)	2,000	2,000
Nevada - 0.4%
Clark County Arpt. Rev.:
Series 2008 C1, 0.35%, LOC Bayerische Landesbank, VRDN (b)(e)	4,900	4,900
Series 2008 D2, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	5,600	5,600
Series 2008 D3, 0.35%, LOC Bayerische Landesbank, VRDN (b)	12,000	12,000
		22,500
Ohio - 1.0%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (b)(e)	21,200	21,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.): - continued
Series 2007 C, 4% (Deutsche Post AG Guaranteed), VRDN (b)(e)	$ 16,000	$ 16,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 1.25%, LOC RBS Citizens NA, VRDN (b)(e)	5,000	5,000
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 1.1%, LOC RBS Citizens NA, VRDN (b)	7,800	7,800
		50,000
Pennsylvania - 0.3%
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.44%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,285	4,285
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (b)	12,000	12,000
		16,285
Puerto Rico - 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.3%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	47,800	47,800
Rhode Island - 0.1%
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (Calise & Sons Bakery Proj.) Series 1999, 0.7%, LOC RBS Citizens NA, VRDN (b)(e)	2,925	2,925
Texas - 0.4%
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.):
Series 2008 A, 0.6%, LOC Compass Bank, VRDN (b)	4,675	4,675
Series 2008 B, 0.6%, LOC Compass Bank, VRDN (b)	4,730	4,730
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	10,320	10,320
		19,725
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.2%
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 4,500	$ 4,500
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	5,905	5,905
		10,405
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.36%, LOC Fortis Banque SA, VRDN (b)(e)	4,600	4,600
	Shares
Other - 9.7%
Fidelity Municipal Cash Central Fund, 0.27% (c)(d)	491,512,000	491,512
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $5,097,033)		5,097,033
NET OTHER ASSETS - (0.1)%		(5,012)
NET ASSETS - 100%		$ 5,092,021
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,200,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Cmnty. College Fing. Auth. Cmnty. College League TRAN 1.75% 12/1/09	6/3/09	$ 13,242
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 495
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2009, the cost of investment securities for income tax purposes was $5,097,033,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2010